LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 759,678	$ 884,536	$ 849,354
Termination benefits	28,269	26,601	25,783
Post-employment benefits (Note 21 (i))	39,086	29,862	28,213
Labor costs	$ 827,033	$ 940,999	$ 903,350
Number of employees | employee	19,863	20,660	21,335